Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the condensed consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions included in the Company’s condensed consolidated financial statements relate to the valuation of long-lived assets, accrued other liabilities, and valuation assumptions related to share based payments and derivative liability.

In preparing these consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions included in our consolidated financial statements relate to the valuation of long-lived assets, accrued liabilities, and valuation assumptions related to the calculation of equity based compensation and in the calculation of the derivative liability.

Liquidity Disclosure [Policy Text Block]

Going Concern

The accompanying condensed consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. Such assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not generated any revenues from operations to date, and does not expect to do so in the foreseeable future. The Company has incurred operating losses and negative operating cash flows since inception and has financed its working capital requirements through recurring sales of its convertible notes and equity securities. As reflected in the accompanying condensed consolidated financial statements, the Company had a net loss of $5,602,647 and negative cash flow from operations of $1,850,790 for the period ended June 30, 2014 and stockholders’ deficiency of $4,678,829 at June 30, 2014. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. As a result, the Company’s independent registered public accounting firm, in its report on the Company’s December 31, 2013 financial statements, has raised substantial doubt about the Company’s ability to continue as a going concern.

Management is currently in the process of exploring equity placements of securities by the Company to accredited investors, funds and institutional investors. The Company received $1,906,500 through the sale of its 6% Secured Convertible Notes as of February 2014. Management believes that current funds will be sufficient to fund operations through August 2014. Significant additional capital will be needed to advance the Company’s research and development and clinical trials as well as providing general working capital. There can be no assurances that sufficient subsequent funding, if any at all, will be raised by this or future offerings or that the cost of such funding will be reasonable.

In light of the foregoing, management will continue to seek funding through short-term and long-term loans, grants and other such funds available from private and public sources established to further research in health care and advancement of science. Additionally, the Company has filed a registration statement on form S-1 for a possible sale of equity to generate sufficient funds to continue operations for the next 12 to 15 months. Management continues to meet with representatives of private and public sources of funding to continue the ongoing process of capital development sufficient enough to cover negative cash flows expected in future periods and will continue to do so in the coming months.

The accompanying consolidated financial statements have been prepared under the assumption that we will continue as a going concern. Such assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As of December 31, 2013, we have an accumulated deficit of $22,029,794 and a stockholders’ deficit of $2,503,004. We have incurred recurring losses from operations since inception, and utilized cash flow from operating activities of $3,261,824 during the year ended December 31, 2013. These factors, among others, raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might be necessary should we be unable to continue as a going concern.

During 2013, we secured funding through the exercise of warrants issued in previous financings with proceeds of $150,047, the sale of a second tranche of common stock to CardioNova upon delivery of clinical trial material with proceeds of $117,000 and closed a private placement with net proceeds of $520,001.

In February 2014, the Company placed $1,906,500 of Senior Secured 6% Notes to investors (See Note 11 Subsequent Events) and continues to seek additional long-term funding sources. Management expects that the current funds on hand will be sufficient to continue operations through April of 2014. There can be no assurances that the proceeds from these note sales will be sufficient to fund the Company operations for a sufficient period of time in order to secure significant additional funding. There can be no assurances that sufficient funding, if any at all, will be raised by these or future discussions or the cost of such investments will be reasonable.

In light of the foregoing, management will also seek funding through grants and other such funds available from private and public sources established to further research in health care and advancement of science. Management continues to meet with representatives of private and public sources of funding and will continue to do so in the coming months.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its majority-owned subsidiary. Intercompany transactions and balances have been eliminated in consolidation.

The consolidated financial statements include the accounts of our Company and our wholly-owned subsidiary, AtheroNova Operations. Intercompany transactions and balances have been eliminated in consolidation.

Research and Development Expense, Policy [Policy Text Block]

Accounting for Share based Research and Development Costs

Under its research and development (R&D) agreements, the Company is obligated to issue shares of common stock if milestones are met by the R&D vendor. It is the Company’s policy to recognize expense for these shares when it is estimated that there is a high probability of meeting the milestone. The Company accrues the share based expense based upon the estimated percentage of completion of the milestone. The shares are valued at the market price at the end of the period and revalued at each period until issued. At June 30, 2014, approximately 83,824 shares of common stock were expected to be issued pursuant to the agreement with a fair value of $155,074. Accordingly, a liability was recorded as part of “Research and development costs-payable in stock” in the accompanying balance sheet below long term liabilities as such liability is only payable in shares of common stock.

Costs incurred for research and development are expensed as incurred. Purchased materials that do not have an alternative future use are also expensed. For the years ended December 31, 2013 and 2012, and for the period from inception to December 31, 2013, research and development costs incurred were $4,399,294, $986,261 and $6,258,630, respectively.

Accounting for share based research and development costs

Under its Research and Development (R&D) agreements, the Company is obligated to issue shares of common stock if milestones are met by the R&D vendor. It is the Company’s policy to recognize expense for these shares when it is estimated that there is a high probability of meeting the milestone. The Company accrues the share based expense based upon the estimated percentage of completion of the milestone. The shares are valued at the market price at the end of the period and revalued at each period until issued. At December 31, 2013, approximately 3 million shares of common stock are to be issued pursuant to the agreement with a fair value of $1,170,712. The liability was recorded as part of Research and development costs - payable in stock in the accompanying balance sheet below long term liabilities as it is only payable in shares of common stock.

Income Taxes

Current income tax expense is the amount of income taxes expected to be payable for the current year. A deferred income tax asset or liability is established for the expected future consequences of temporary differences in the financial reporting and tax bases of assets and liabilities. We consider future taxable income and ongoing, prudent and feasible tax planning strategies, in assessing the value of its deferred tax assets. If we determine that it is more likely than not that these assets will not be realized, we will reduce the value of these assets to their expected realizable value, thereby decreasing net income. Evaluating the value of these assets is necessarily based on our judgment. If we subsequently determine that the deferred tax assets, which had been written down, would be realized in the future, the value of the deferred tax assets would be increased, thereby increasing net income in the period when that determination was made.

Basic and Diluted Income/Loss per Share

Our computation of earnings per share (“EPS”) includes basic and diluted EPS. Basic EPS is measured as the income (loss) available to common stockholders divided by the weighted average common shares outstanding for the period. Diluted income (loss) per share reflects the potential dilution, using the treasury stock method, that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the income (loss) of the Company as if they had been converted at the beginning of the periods presented, or issuance date, if later. In computing diluted income (loss) per share, the treasury stock method assumes that outstanding options and warrants are exercised and the proceeds are used to purchase common stock at the average market price during the period. Options and warrants may have a dilutive effect under the treasury stock method only when the average market price of the common stock during the period exceeds the exercise price of the options and warrants. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the respective periods. Basic and diluted (loss) per common share is the same for periods in which the Company reported an operating loss because all warrants and stock options outstanding are anti-dilutive.

There were no adjustments to net loss required for purposes of computing diluted earnings per share.

At December 31, 2013 and 2012, we excluded the outstanding securities summarized below, which entitle the holders thereof to acquire shares of common stock, from our calculation of earnings per share, as their effect would have been anti-dilutive.

	December 31,
	2013	2012
Convertible Notes	550,977	607,873
Warrants	853,937	931,472
Stock Options	568,950	460,700
Total	1,973,863	2,000,045

Stock-Based Compensation

We periodically issue stock options and warrants to officers, directors and consultants for services rendered under our 2010 Stock Incentive Plan. We also assumed stock options in connection with the reverse merger consummated on May 13, 2010 which are not issued under any stockholder approved option plan. Options vest and expire according to terms established at the grant date. We account for share-based payments to officers and directors by measuring the cost of services received in exchange for equity awards based on the grant date fair value of the awards, with the cost recognized as compensation expense in our financial statements over the vesting period of the awards. We account for share-based payments to consultants and non-employees by determining the value of the stock compensation based upon the measurement date at either (a) the date at which a performance commitment is reached or (b) at the date at which the necessary performance to earn the equity instruments is complete.

Income Tax, Policy [Policy Text Block]

Current income tax expense is the amount of income taxes expected to be payable for the current year. A deferred income tax asset or liability is established for the expected future consequences of temporary differences in the financial reporting and tax bases of assets and liabilities. We consider future taxable income and ongoing, prudent and feasible tax planning strategies, in assessing the value of its deferred tax assets. If we determine that it is more likely than not that these assets will not be realized, we will reduce the value of these assets to their expected realizable value, thereby decreasing net income. Evaluating the value of these assets is necessarily based on our judgment. If we subsequently determine that the deferred tax assets, which had been written down, would be realized in the future, the value of the deferred tax assets would be increased, thereby increasing net income in the period when that determination was made.

Earnings Per Share, Policy [Policy Text Block]

Earnings and Loss per Share

The Company’s computation of earnings per share (“EPS”) includes basic and diluted EPS.  Basic EPS is measured as the income (loss) available to common stockholders divided by the weighted average common shares outstanding for the period.  Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., warrants and options) as if they had been converted at the beginning of the periods presented, or issuance date, if later.  Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the respective periods. Basic and diluted (loss) per common share is the same for periods in which the company reported an operating loss because all warrants and stock options outstanding are anti-dilutive.

A reconciliation of basic and diluted shares for the three months ended June 30, 2014 and 2013 follows:

	June 30,	June 30,
	2014	2013

Average common shares outstanding-basic	4,618,409	4,003,358
Effect of dilutive securities-
Warrants	516,797	--
Employee and director stock options	21,750	--

Average diluted shares	$5,156,956	$4,003,358

There were no adjustments to net loss required for purposes of computing diluted earnings per share.

Warrants, options and other potentially dilutive securities that are antidilutive have been excluded from the dilutive calculations when their exercise or conversion price exceeds the average stock market price during the period or the effect would be anti-dilutive when applied to a net loss during the period(s) presented. The following table sets forth the shares excluded from the diluted calculation for the three month periods presented as follows:

	June 30,	June 30,
	2014	2013

Senior secured Convertible notes	1,236,212	550,977
Warrants	711,455	835,544
Employee and director stock options	527,200	520,950

Total potentially dilutive shares	2,474,867	1,907,471

Such securities could potentially dilute earnings per share in the future.

Our computation of earnings per share (“EPS”) includes basic and diluted EPS. Basic EPS is measured as the income (loss) available to common stockholders divided by the weighted average common shares outstanding for the period. Diluted income (loss) per share reflects the potential dilution, using the treasury stock method, that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the income (loss) of the Company as if they had been converted at the beginning of the periods presented, or issuance date, if later. In computing diluted income (loss) per share, the treasury stock method assumes that outstanding options and warrants are exercised and the proceeds are used to purchase common stock at the average market price during the period. Options and warrants may have a dilutive effect under the treasury stock method only when the average market price of the common stock during the period exceeds the exercise price of the options and warrants. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the respective periods. Basic and diluted (loss) per common share is the same for periods in which the Company reported an operating loss because all warrants and stock options outstanding are anti-dilutive.

There were no adjustments to net loss required for purposes of computing diluted earnings per share.

At December 31, 2013 and 2012, we excluded the outstanding securities summarized below, which entitle the holders thereof to acquire shares of common stock, from our calculation of earnings per share, as their effect would have been anti-dilutive.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

We periodically issue stock options and warrants to officers, directors and consultants for services rendered under our 2010 Stock Incentive Plan. We also assumed stock options in connection with the reverse merger consummated on May 13, 2010 which are not issued under any stockholder approved option plan. Options vest and expire according to terms established at the grant date. We account for share-based payments to officers and directors by measuring the cost of services received in exchange for equity awards based on the grant date fair value of the awards, with the cost recognized as compensation expense in our financial statements over the vesting period of the awards. We account for share-based payments to consultants and non-employees by determining the value of the stock compensation based upon the measurement date at either (a) the date at which a performance commitment is reached or (b) at the date at which the necessary performance to earn the equity instruments is complete. Certain share based awards may contain milestones that need to be achieved before the option begins vesting. Management estimates the probability of achievement of such milestones at each reporting date in calculating the estimate of the share-based cost.

The fair value of the Company's common stock option grants is estimated using the Black-Scholes-Merton option pricing model, which uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the common stock options, and future dividends. Compensation expense is recorded based upon the value derived from the Black-Scholes-Merton option pricing model, and based on actual experience. The assumptions used in the Black-Scholes-Merton option pricing model could materially affect compensation expense recorded in future periods.

Derivatives, Policy [Policy Text Block]

Derivative Financial Instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. For stock-based derivative financial instruments, the Company uses a probability based weighted-average Black-Scholes-Merton option pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.  Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

The Company has derivative liabilities relating to conversion price adjustments on convertible notes and warrants issued in February 2014. Accordingly, the Company has calculated the value of the derivative liabilities as of the date of issuance of the notes and warrants and has revalued them as of the period ending June 30, 2014.

We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. For stock-based derivative financial instruments, we use a weighted-average Black-Scholes-Merton option pricing model which approximates a Monte Carlo model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Revenue Recognition, Policy [Policy Text Block]		As of December 31, 2013, we have not generated any revenues from the development of our intellectual property (“IP”) and are therefore still considered a development stage company.
Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments

Effective January 1, 2008, fair value measurements are determined by the Company’s adoption of authoritative guidance issued by the Financial Accounting Standards Board (FASB), with the exception of the application of the statement to non-recurring, non-financial assets and liabilities as permitted. The adoption of the authoritative guidance did not have a material impact on the Company’s fair value measurements.  Fair value is defined in the authoritative guidance as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy was established, which prioritizes the inputs used in measuring fair value into three broad levels as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs, other than the quoted prices in active markets, are observable either directly or indirectly.

Level 3—Unobservable inputs based on the Company’s assumptions.

The Company is required to use observable market data if such data is available without undue cost and effort.

The following table presents certain liabilities of the Company measured and recorded at fair value on the Company’s condensed consolidated balance sheets on a recurring basis and their level within the fair value hierarchy as of June 30, 2014.

	Level 1	Level 2	Level 3	Total
Fair Value of Derivative Liability	$--	$2,348,484	$--	$2,348,484

There was no corresponding derivative liability as of December 31, 2013.

At June 30, 2014 and December 31, 2013, the fair values of cash and cash equivalents, and accounts payable approximate their carrying values.

Effective January 1, 2008, fair value measurements are determined by our adoption of authoritative guidance issued by the FASB, with the exception of the application of the statement to non-recurring, non-financial assets and liabilities as permitted. The adoption of the authoritative guidance did not have a material impact on our fair value measurements. Fair value is defined in the authoritative guidance as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy was established, which prioritizes the inputs used in measuring fair value into three broad levels as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs, other than the quoted prices in active markets, are observable either directly or indirectly.

Level 3—Unobservable inputs based on our assumptions.

We are required to use observable market data if such data is available without undue cost and effort.

At December 31, 2013 and December 31, 2012, the fair values of cash and cash equivalents, and accounts payable approximate their carrying values.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Standards

As discussed in Note 1, on June 10, 2014, the FASB issued ASU 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation.  ASU 2014-10 eliminates the requirement to present inception-to-date information about income statement line items, cash flows, and equity transactions, and clarifies how entities should disclose the risks and uncertainties related to their activities.   ASU 2014-10 also eliminates an exception provided to development stage entities in Consolidations (ASC Topic 810) for determining whether an entity is a variable interest entity on the basis of the amount of investment equity that is at risk.  The presentation and disclosure requirements in Topic 915 are no longer required for interim and annual reporting periods beginning after December 15, 2014.  The revised consolidation standards will take effect in annual periods beginning after December 15, 2015, however, early adoption is permitted.  The Company adopted the provisions of ASU 2014-10 for this quarterly report on Form 10-Q for the period ended June 30, 2014

In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360)." ASU 2014-08 amends the requirements for reporting discontinued operations and requires additional disclosures about discontinued operations. Under the new guidance, only disposals representing a strategic shift in operations or that have a major effect on the Company's operations and financial results should be presented as discontinued operations. This new accounting guidance is effective for annual periods beginning after December 15, 2014. The Company is currently evaluating the impact of adopting ASU 2014-08 on the Company's results of operations or financial condition.

On May 28, 2014, the FASB issued ASU 2014-09 , “Revenue from Contracts with Customers”.  ASU 2014-09 will eliminate transaction- and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principle-based approach for determining revenue recognition.  ASU 2014-09 will require that companies recognize revenue based on the value of transferred goods or services as they occur in the contract.  The ASU also will require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract.  ASU 2014-09 is effective for reporting periods beginning after December 15, 2016, and early adoption is not permitted.  Entities can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption.  Management has not yet determined the effect of adopting ASU 2014-09 on our ongoing financial reporting.

Other recent accounting pronouncements did not or are not believed by management to have a material impact on the Company's present or future consolidated financial statements.

In January 2013, the FASB issued Accounting Standard Update (“ASU”) 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This ASU clarifies which instruments and transactions are subject to the offsetting disclosure requirements established by ASU 2011-11. This guidance is effective for annual and interim reporting periods beginning January 1, 2013. The Company does not believe the adoption of this update will have a material effect on its financial position and results of operations.

On March 4, 2013, the FASB issued ASU 2013-05, “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). ASU 2013-05 updates accounting guidance related to the application of consolidation guidance and foreign currency matters. This guidance resolves the diversity in practice about what guidance applies to the release of the cumulative translation adjustment into net income. This guidance is effective for interim and annual periods beginning after December 15, 2013. The Company does not believe the adoption of this update will have a material effect on its financial position and results of operations.

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Loss, or a Tax Credit Carryforward Exists. Topic 740, Income Taxes, does not include explicit guidance on the financial statement presented of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. There is diversity in practice in the presentation of unrecognized tax benefits in those instances and the amendments in this update are intended to eliminate that diversity in practice. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Early adoption is permitted. The Company does not believe the adoption of this update will have a material effect on its financial position and results of operations.

Other accounting pronouncements did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

Reclassification, Policy [Policy Text Block]

Reclassifications

The condensed consolidated financial statements include a reclassification of consulting fees in prior periods to properly compare to current period presentation. Such reclassification did not change the reported net loss during that period.

In presenting the Company’s statement of operations for the three and six month periods ended June 30, 2013, the Company reclassified consulting fees of $140,076 and $251,911, respectively, that were previously reflected as operating expenses to research and development expenses.